LOAN PAYABLE	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
LOAN PAYABLE [Text Block]
5.	LOAN PAYABLE

On May 8, 2015, the Company entered into a $500,000 secured note (“ Loan Payable ”) with Freeport Nevada in order to facilitate a real property interest acquisition within the Bear Deposit area.

The Loan Payable bears an annual interest of 5%, compound daily, and is due by March 10, 2018, 180 days following the termination notice of the Option Agreement on September 11, 2017.

Subsequent to the year end, the Company further extended repayment by 180 days to September 6, 2018 and paid a $28,816 extension fee to Freeport Nevada.